NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

NOTE 1.     NATURE OF BUSINESS

Strata Power Corporation (the “Company”) is currently engaged in the acquisition, exploration and, if warranted, feasible development of heavy oil projects in the Peace River oil sands region in Northern Alberta, Canada. The Company was incorporated under the laws of the State of Nevada on November 18, 1998 and commenced operations in January 1999. The Company completed its initial public offering in February 2000.

The Company is presently incorporated under the Canada Business Corporations Act. On December 27, 2018, the Company filed a Certificate of Amendment with Corporations Canada changing its name from Strata Oil & Gas Inc. to Strata Power Corporation.

As of December 31, 2023, the Company has a 50% interest in 7 oil sands leases, totaling 8,704 hectares, all located in the Peace River oil sands area. In addition, the Company has a royalty interest in 10 oil sands leases and owns 1 non-producing well.